Vanguard Mega Cap Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (2.3%)
DowDuPont Inc.	572,511	17,473
Air Products & Chemicals Inc.	55,761	11,352
Dow Inc.	191,196	8,940
PPG Industries Inc.	59,913	6,270
LyondellBasell Industries NV Class A	75,437	5,601
International Paper Co.	101,847	4,224
Nucor Corp.	39,658	1,904
		55,764
Consumer Goods (9.7%)
Procter & Gamble Co.	635,257	65,374
Coca-Cola Co.	972,764	47,792
PepsiCo Inc.	356,730	45,662
Mondelez International Inc. Class A	366,743	18,649
Kimberly-Clark Corp.	87,548	11,197
General Motors Co.	322,369	10,748
Ford Motor Co.	991,484	9,439
General Mills Inc.	151,443	7,487
VF Corp.	80,274	6,573
Archer-Daniels-Midland Co.	142,442	5,458
Kellogg Co.	65,948	3,466
Tyson Foods Inc. Class A	37,573	2,851
Kraft Heinz Co.	77,143	2,133
Aptiv plc	32,847	2,104
		238,933
Consumer Services (6.8%)
Walmart Inc.	368,933	37,425
Walt Disney Co.	217,154	28,673
CVS Health Corp.	328,365	17,196
Target Corp.	132,593	10,667
Walgreens Boots Alliance Inc.	203,864	10,059
Sysco Corp.	123,862	8,524
Delta Air Lines Inc.	154,985	7,982
eBay Inc.	220,377	7,918
McKesson Corp.	48,814	5,962
Las Vegas Sands Corp.	99,463	5,470
Carnival Corp.	100,334	5,136
Kroger Co.	202,874	4,628
CBS Corp. Class B	83,614	4,037
Fox Corp. Class A	89,476	3,152
* United Continental Holdings Inc.	29,278	2,273
Omnicom Group Inc.	28,515	2,206
AmerisourceBergen Corp. Class A	20,154	1,569
American Airlines Group Inc.	52,582	1,432
Fox Corp. Class B	40,638	1,411
CBS Corp. Class A	1,710	83
		165,803
Financials (24.9%)
* Berkshire Hathaway Inc. Class B	495,073	97,737

JPMorgan Chase & Co.	844,539	89,487
Bank of America Corp.	2,210,008	58,786
Wells Fargo & Co.	1,047,128	46,461
Citigroup Inc.	620,300	38,552
American Express Co.	171,274	19,647
US Bancorp	367,618	18,454
CME Group Inc.	90,836	17,451
Goldman Sachs Group Inc.	84,995	15,511
Chubb Ltd.	105,030	15,342
PNC Financial Services Group Inc.	104,402	13,286
Morgan Stanley	323,829	13,177
Progressive Corp.	148,361	11,762
BlackRock Inc.	28,074	11,666
American International Group Inc.	221,103	11,292
Capital One Financial Corp.	118,976	10,216
Aflac Inc.	191,881	9,843
Prudential Financial Inc.	103,829	9,592
Bank of New York Mellon Corp.	219,167	9,356
Travelers Cos. Inc.	63,640	9,264
BB&T Corp.	193,969	9,068
MetLife Inc.	182,442	8,431
Allstate Corp.	79,958	7,637
Equity Residential	93,777	7,180
SunTrust Banks Inc.	112,413	6,746
Discover Financial Services	83,268	6,208
Synchrony Financial	171,351	5,763
Fifth Third Bancorp	195,419	5,179
State Street Corp.	91,368	5,048
Ameriprise Financial Inc.	34,668	4,792
Northern Trust Corp.	53,480	4,574
Weyerhaeuser Co.	189,638	4,324
Welltower Inc.	50,563	4,107
Ventas Inc.	45,199	2,906
Franklin Resources Inc.	35,460	1,128
* Berkshire Hathaway Inc. Class A	1	297
		610,270
Health Care (18.5%)
Johnson & Johnson	676,390	88,709
Pfizer Inc.	1,468,061	60,954
UnitedHealth Group Inc.	243,630	58,910
Merck & Co. Inc.	660,385	52,309
Abbott Laboratories	446,076	33,960
Amgen Inc.	158,032	26,344
Eli Lilly & Co.	221,870	25,724
Gilead Sciences Inc.	325,454	20,259
Anthem Inc.	65,313	18,156
Medtronic plc	170,273	15,764
Cigna Corp.	96,749	14,321
Allergan plc	84,588	10,312
Humana Inc.	34,438	8,432
HCA Healthcare Inc.	69,481	8,404
Zimmer Biomet Holdings Inc.	51,764	5,897
Baxter International Inc.	64,132	4,710
* Mylan NV	65,506	1,100
		454,265

Industrials (10.6%)
Honeywell International Inc.	185,034	30,403
United Technologies Corp.	218,941	27,652
General Electric Co.	2,208,038	20,844
Caterpillar Inc.	146,168	17,512
CSX Corp.	196,518	14,635
Norfolk Southern Corp.	67,832	13,237
Northrop Grumman Corp.	43,148	13,085
Waste Management Inc.	107,529	11,758
Deere & Co.	81,153	11,375
Danaher Corp.	81,377	10,743
General Dynamics Corp.	62,287	10,017
Emerson Electric Co.	155,875	9,390
^ Johnson Controls International plc	232,095	8,940
Eaton Corp. plc	109,956	8,191
Ingersoll-Rand plc	61,476	7,275
TE Connectivity Ltd.	86,219	7,262
Raytheon Co.	35,758	6,240
PACCAR Inc.	88,180	5,804
Cummins Inc.	37,996	5,728
Parker-Hannifin Corp.	32,804	4,997
Stanley Black & Decker Inc.	38,390	4,884
FedEx Corp.	29,775	4,594
Republic Services Inc. Class A	53,214	4,501
		259,067
Oil & Gas (8.2%)
Exxon Mobil Corp.	1,075,521	76,115
Chevron Corp.	485,414	55,264
ConocoPhillips	288,062	16,984
Kinder Morgan Inc.	489,285	9,761
Phillips 66	111,146	8,981
Williams Cos. Inc.	307,092	8,101
Marathon Petroleum Corp.	175,208	8,058
Valero Energy Corp.	107,635	7,577
Schlumberger Ltd.	175,643	6,093
Halliburton Co.	210,896	4,490
		201,424
Technology (8.7%)
Cisco Systems Inc.	1,118,025	58,171
Intel Corp.	1,142,052	50,296
Oracle Corp.	638,166	32,291
International Business Machines Corp.	230,830	29,313
QUALCOMM Inc.	307,574	20,552
HP Inc.	394,994	7,378
Corning Inc.	200,320	5,777
Hewlett Packard Enterprise Co.	349,247	4,792
DXC Technology Co.	67,965	3,231
* Dell Technologies Inc.	19,761	1,177
		212,978
Telecommunications (4.7%)
Verizon Communications Inc.	1,049,397	57,035
AT&T Inc.	1,850,271	56,581
* Sprint Corp.	154,940	1,065
		114,681
Utilities (5.4%)
NextEra Energy Inc.	121,464	24,075

Duke Energy Corp.			184,635	15,807
Dominion Energy Inc.			202,369	15,214
Southern Co.			257,713	13,788
Exelon Corp.			245,456	11,802
American Electric Power Co. Inc.			125,154	10,778
Sempra Energy			69,487	9,134
Xcel Energy Inc.			132,898	7,620
Public Service Enterprise Group Inc.			128,501	7,551
Consolidated Edison Inc.			82,550	7,124
PPL Corp.			183,132	5,450
Edison International			82,718	4,911
				133,254
Total Common Stocks (Cost $2,149,067)				2,446,439
	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	2.527%		47,411	4,742
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	2.386%	7/5/19	300	299
Total Temporary Cash Investments (Cost $5,041)				5,041
Total Investments (100.0%) (Cost $2,154,108)				2,451,480
Other Assets and Liabilities-Net (0.0%)[3]				1,120
Net Assets (100%)				2,452,600

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,564,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,739,000 of collateral received for securities on loan.
4 Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	40	5,505	(245)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Mega Cap Value Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,446,439	—	—
Temporary Cash Investments	4,742	299	—
Futures Contracts—Liabilities[1]	(76)	—	—
Total	2,451,105	299	—
1 Represents variation margin on the last day of the reporting period.